Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,715,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,010.65
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registration statement on Form S-3ASR (File No. 333-291350) of Constellation Brands, Inc. (the "Registrant") filed on November 7, 2025 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act").